Pension obligations (Tables)	12 Months Ended
Dec. 31, 2025
Pension Obligations [Abstract]
Disclosure of additional information about defined benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2025	Dec. 31, 2024
Opening defined benefit obligation:	$101.4	$115.3
Current service costs	4.7	4.7
Past service cost (note 6d)	-	2.7
Interest cost	4.7	4.8
Benefits paid from plan	(7.4)	(10.1)
Benefits paid from employer	(0.7)	(1.3)
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	-	(6.2)
Arising from changes in financial assumptions	(4.3)	1.3
Arising from experience adjustments	(0.8)	(0.5)
Effects of movements in exchange rates	5.3	(9.3)
Closing defined benefit obligation	$102.9	$101.4

Disclosure of detailed information about defined benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Active members	$84.8	$88.4
Deferred members	4.0	2.8
Retired members	14.1	10.2
Closing defined benefit obligation	$102.9	$101.4

Disclosure of detailed information about changes in fair value of plan assets [Table Text Block]
	Year ended
	Dec. 31, 2025	Dec. 31, 2024
Opening fair value of plan assets:	$94.2	$106.0
Interest income	4.3	4.6
Contributions from the employer	0.8	1.1
Employer direct benefit payments	0.7	1.3
Contributions from plan participants	-	0.1
Benefit payment from employer	(0.7)	(1.3)
Administrative expenses paid from plan assets	-	(0.1)
Benefits paid	(7.4)	(10.1)
Settlement payments from plan assets	-	-
Remeasurement adjustment:
Return on plan assets (excluding amounts included in net interest expense)	(2.0)	1.0
Effects of changes in foreign exchange rates	4.6	(8.4)
Closing fair value of plan assets	$94.5	$94.2

Disclosure of detailed information about net defined benefit liability (asset) [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Present value of funded defined benefit obligation	$87.7	$87.1
Fair value of plan assets	(94.5)	(94.2)
Present value of unfunded defined benefit obligation	15.2	14.3
Net liability arising from defined benefit obligation	$8.4	$7.2

Disclosure of detailed information about pension obligation [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Pension obligation - current (note 16)	$0.9	$1.0
Pension obligation - non-current	7.5	6.2
Total pension obligations	$8.4	$7.2

Disclosure of detailed information about pension expense [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Service costs:
Current service cost	$4.7	$4.7
Past service cost	-	2.7
Total service cost	4.7	7.5
Net interest expense	0.4	0.2
Administration cost	-	0.1
Defined benefit pension expense	$5.1	$7.8

Defined contribution pension expense (note 6d)	$2.5	$2.1

Disclosure of detailed information about remeasurement on the net defined benefit liability [Table Text Block]
	Dec. 31, 2025	Dec. 31, 2024
Return on plan assets (excluding amounts included in net interest expense)	$2.0	$(1.0)
Actuarial gain arising from changes in demographic assumptions	-	(6.2)
Actuarial (gain) loss arising from changes in financial assumptions	(4.3)	1.3
Actuarial gain arising from experience adjustments	(0.8)	(0.5)
Defined benefit gain related to remeasurement	$(3.1)	$(6.4)
Total pension cost	$4.5	$3.5

Disclosure of detailed information about defined benefit plan, assumptions used [Table Text Block]
	2025	2024
Defined benefit cost:
Discount rate - benefit obligations	4.66%	4.64%
Discount rate - service cost	4.73%	4.64%
Expected rate of salary increase[1]	2.75%	2.75%

Average longevity at retirement age for current pensioners (years)[2] :
Males	20.6	20.5
Females	24.0	23.9
Defined benefit obligation:
Discount rate	4.92%	4.66%
Expected rate of salary increase[1,3]	2.75%	2.75%

Average longevity at retirement age for current pensioners (years)[2] :
Males	20.7	20.6
Females	24.0	24.0

Average longevity at retirement age for current employees (future pensioners) (years)[2] :
Males	22.5	22.5
Females	25.7	25.6

Disclosure of fair value of plan assets [Table Text Block]
December 31, 2025	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$1.0	$-	$-	$1.0
Pooled equity funds	34.6	-	-	34.6
Pooled fixed income funds	-	58.5	-	58.5
Balanced funds	-	0.4	-	0.4
	$35.6	$58.9	$-	$94.5

December 31, 2024	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$1.1	$-	$-	$1.1
Pooled equity funds	33.0	-	-	33.0
Pooled fixed income funds	-	59.6	-	59.6
Balanced funds	-	0.5	-	0.5
	$34.1	$60.1	$-	$94.2